Company Financial Information Condensed Balance Sheet Parent Corporation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 4,598		$ 4,482
Other assets	20,490	[1]	20,566	[1]
Total assets	385,303	[1]	374,516	[1]
Long-term debt	20,264		19,864
Total liabilities	346,600	[1]	336,006	[1]
Shareholders’ equity	37,441	[1]	37,497	[1]
Total liabilities, temporary equity and permanent equity	385,303	[1]	374,516	[1]
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	7,517		6,959
Securities	30		34
Loans, net of allowance	76		19
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	55,071		52,308	[1]
Corporate-owned life insurance	712		699
Other assets	1,361		2,469	[1]
Total assets	64,767		62,488	[1]
Deferred compensation	501		500
Commercial paper	0		96
Affiliate borrowings	6,120		3,416
Other Liabilities	1,194		2,175	[1]
Long-term debt	19,511		18,804
Total liabilities	27,326		24,991	[1]
Shareholders’ equity	37,441		37,497	[1]
Total liabilities, temporary equity and permanent equity	64,767		62,488	[1]
Bank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	28,600		27,888	[1]
Nonbank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 26,471		$ 24,420	[1]

[1]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.